Collaboration and License Agreements - Additional Information (Detail) £ in Millions	1 Months Ended									3 Months Ended	12 Months Ended
	Jun. 30, 2018 GBP (£)	Nov. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 GBP (£)	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Apr. 30, 2014 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2017 USD ($)	Sep. 30, 2014 shares	Mar. 31, 2014 shares
Roche Collaboration Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Research and development agreement, potential investment									$ 2,000,000
Percentage of issuance price									90.00%
Nonrefundable upfront payments														$ 2,000,000
Nonrefundable maintenance fees													$ 1,000,000
Termination fee					$ 0
Reductions of research and development expense												$ 900,000	$ 1,500,000
MGH License Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Termination fee				$ 0
Common units issued | shares																	24,681
Ascenion License Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Termination fee				$ 0
Common units issued | shares																9,625
Aviragen Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payment upon achievement of specified clinical, regulatory and commercial milestones								$ 12,000,000
Cantab Related Agreements [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payment upon achievement of specified clinical and regulatory milestones					$ 5,800,000
Potential milestone payment upon achievement of specified commercial milestone	£ 5.0					£ 5.0				$ 7,000,000	$ 6,700,000	$ 6,200,000
Contract termination period					10 years	10 years
Vertex License Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Nonrefundable upfront payments							$ 500,000
Contract termination period										10 years	10 years
Potential milestone payment upon achievement of specified clinical, regulatory and commercial milestones							$ 81,100,000
Contract termination period if no material development or commercialization occurs										1 year	1 year
Meiji License Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Nonrefundable upfront payments			$ 600,000
Potential milestone payment upon achievement of specified clinical and regulatory milestones			3,000,000
Potential milestone payments upon achievement of specified condition															$ 1,000,000
Meiji License Agreement [Member] | Maximum [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Sublicense fee payable to counter party			7,500,000
Northern License Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payment upon achievement of specified clinical, regulatory and other milestones			7,000,000
Potential milestone payment upon closing of initial public offering			2,500,000
Northern Exchange Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payment upon closing of initial public offering			$ 100,000
Northern License And Exchange Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payment upon closing of initial public offering		$ 2,600,000